Offerings	May 28, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Assured Guaranty Ltd
Fee Rate	0.01381%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities. Registration fees will be paid subsequently on a "pay as you go" basis. The registrants will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such offering. An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered pursuant to this Registration Statement. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares of Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1. Each depositary share will be issued under a depositary agreement, will represent an interest in a fractional share or multiple shares of preferred shares and will be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Common Shares of Assured Guaranty Ltd
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Preferred Shares of Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Debt Securities of Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts of Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Units of Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Assured Guaranty US Holdings Inc.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of Debt Securities of Assured Guaranty US Holdings Inc. by Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1. No separate consideration will be received for the guarantees of the debt securities issued by Assured Guaranty US Holdings Inc. Accordingly, pursuant to Rule 457(n) of the Securities Act, no separate filing fee is required.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Assured Guaranty Municipal Holdings Inc.
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of Debt Securities of Assured Guaranty Municipal Holdings Inc. by Assured Guaranty Ltd.
Fee Rate	0.01381%
Offering Note	See note 1. No separate consideration will be received for the guarantees of the debt securities issued by Assured Guaranty Municipal Holdings Inc. Accordingly, pursuant to Rule 457(n) of the Securities Act, no separate filing fee is required.